STOCKHOLDERS’ EQUITY (Details) - Schedule of warrant activity - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares Underlying Warrants, Outstanding at beginning (in Shares)	37,304,105	51,188,572	852,775
Exercise price per share, Outstanding at beginning		$ 0.05
Weighted average exercise price, Outstanding at beginning	$ 0.12	$ 0.05	$ 5.1
Shares Underlying Warrants, Outstanding at ending (in Shares)	58,304,105	37,304,105	51,188,572
Exercise price per share, Outstanding at ending			$ 0.05
Weighted average exercise price, Outstanding at ending	$ 0.11	$ 0.12	$ 0.05
Shares Underlying Warrants, Granted (in Shares)	21,000,000	66,302,515	51,188,572
Exercise price per share, Granted			$ 0.05
Weighted average exercise price, Granted	$ 0.07	$ 0.16	$ 0.05
Shares Underlying Warrants, Forfeited/Cancelled (in Shares)		(20,000,000)	(852,775)
Exercise price per share, Forfeited/Cancelled		$ 0.24
Weighted average exercise price, Forfeited/Cancelled		$ 0.24	$ 5.1
Shares Underlying Warrants, Exercised (in Shares)		(60,186,982)
Exercise price per share, Exercised		$ 0.05
Weighted average exercise price, Exercised		0.05
Minimum [Member]
Exercise price per share, Outstanding at beginning	0.05		2
Exercise price per share, Outstanding at ending	0.05	0.05
Exercise price per share, Granted		0.05
Exercise price per share, Forfeited/Cancelled			2
Maximum [Member]
Exercise price per share, Outstanding at beginning	0.1875		6.25
Exercise price per share, Outstanding at ending	$ 0.1875	0.1875
Exercise price per share, Granted		$ 0.24
Exercise price per share, Forfeited/Cancelled			$ 6.25